FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Fair Value Disclosures [Abstract]
Changes in the estimated fair value for our Level 3 classified derivative warrant liability
	Promissory Note Warrants	Series B Warrant	PPM Warrants	Total
Fair value at February 28, 2017	$157,204	$35,690	$1,914,078	$2,106,972
Change in fair value	(37,366)	(10,198)	(442,816)	(490,380)
Reclassification of warrant liability to equity	—	—	(1,471,262)	(1,471,262)
Fair value at May 31, 2017	$119,838	$25,492	$—	$145,330

	Note Payable Warrants	Series B Warrants	PPM Warrants	Total
Fair value at February 28, 2015	$-	$273,000	$-	$273,000
Additions:	311,057	-	-	311,057
Change in fair value:	(122,706)	(226,890)	-	(349,596)
Fair value at February 29, 2016	188,351	46,110	-	234,461
Additions:	15,225		4,263,271	4,278,496
Change in fair value:	(46,372)	(10,420)	(2,349,193)	(2,405,985)
Fair value at February 28, 2017	$157,204	$35,690	$1,914,078	$2,106,972

	Promissory Note, as amended	OID Notes	Total
Fair value, February 29, 2016:	$339,979	$136,423	$476,402
Additions	-	138,082	138,082
Change in fair value:	(339,979)	(274,505)	(614,484)
Fair value, February 28, 2017:	$-	$-	$-